Average Annual Total Returns - Federated Hermes Strategic Income Fund	A 1 Year	A 5 Years	A 10 Years	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	B 1 Year	B 5 Years	B 10 Years	C 1 Year	C 5 Years	C 10 Years	F 1 Year	F 5 Years	F 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Aggregate Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years		Old Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		Old Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		Old Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years		New Blended Index(reflects no deduction for fees, expenses or taxes) 1 Year		New Blended Index(reflects no deduction for fees, expenses or taxes) 5 Years		New Blended Index(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Multisector Bond Funds Average 1 Year		Morningstar Multisector Bond Funds Average 5 Years		Morningstar Multisector Bond Funds Average 10 Years
Total	1.60%	5.33%	4.14%	0.17%	3.65%	2.39%	0.90%	3.33%	2.40%	0.16%	5.19%	3.98%	4.68%	5.54%	3.84%	4.28%	6.11%	4.51%	6.65%	6.66%	4.90%	6.73%	6.60%	4.76%	7.51%	[1]	4.44%	[1]	3.84%	[1]	6.09%	[2]	6.29%	[2]	5.33%	[2]	5.65%	[3]	6.34%	[3]	5.47%	[3]	9.80%	[4]	3.84%	[4]	5.09%	[4]

[1]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	The Old Blended Index is comprised of 25% Bloomberg Barclays Emerging Markets USD Aggregate Index/40% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index/35% Bloomberg Barclays U.S. Mortgage Backed Securities Index. The Bloomberg Barclays Emerging Markets USD Aggregate Index is a flagship hard currency emerging markets (EM) debt benchmark that included fixed- and floating-rate U.S. dollar-denominated debt issued from sovereign, quasi-sovereign and corporate EM issuers. The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Bloomberg Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The Bloomberg Barclays U.S. Mortgage-Backed Securities Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).
[3]	The New Blended Index is comprised of 25% Bloomberg Barclays EM Seasoned ex Aggregate/Eurodollar Index/40% Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index/35% Bloomberg Barclays U.S. Mortgage Backed Securities Index. At the end of the reporting period, the Fund’s investment adviser elected to change the emerging market component of the Blended Index from the Bloomberg Barclays Emerging Markets USD Aggregate Index to the Bloomberg Barclays EM Seasoned ex Aggregate/Eurodollar Index. The Bloomberg Barclays EM Seasoned ex Aggregate/Eurodollar Index is more reflective of the emerging market component of the Fund’s investment strategies. The BBEMSAE is the emerging markets debt component of the Bloomberg Barclay U.S. Universal Bond Index and is generally at least 80% non-investment grade.
[4]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges.